Derivatives and hedge accounting - Cash-flow hedges reclassified to profit or loss (Details) - Cash-flow hedges - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash-flow hedges reclassified to profit or loss during the year
Interest income	kr 25	kr 91
Total	kr 25	kr 91